Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000142758 | Cisco Systems8905532
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142758 | Johnson & Johnson8905617
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142758 | Bank of New York Mellon8905516
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142758 | Cognizant Technology Solutions8905534
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142758 | Bristol-Myers Squibb8905522
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | Amdocs8905500
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142758 | Gilead Sciences8905589
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | Alphabet8905494
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142758 | Novartis8905722
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142758 | Magyar Telekom Telecommunications8905806
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142758 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142758 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142758 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142758 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142758 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142758 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142758 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142758 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142758 | China
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142758 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142758 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142758 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142758 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000142759 | Cisco Systems8905532
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142759 | Johnson & Johnson8905617
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142759 | Bank of New York Mellon8905516
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142759 | Cognizant Technology Solutions8905534
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142759 | Bristol-Myers Squibb8905522
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | Amdocs8905500
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142759 | Gilead Sciences8905589
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | Alphabet8905494
Holdings [Line Items]
Percent of Total Investments	1.40%
C000142759 | Novartis8905722
Holdings [Line Items]
Percent of Total Investments	1.30%
C000142759 | Magyar Telekom Telecommunications8905806
Holdings [Line Items]
Percent of Total Investments	1.20%
C000142759 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142759 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000142759 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000142759 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000142759 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000142759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142759 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000142759 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000142759 | China
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000142759 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000142759 | United States
Holdings [Line Items]
Percent of Net Asset Value	55.40%